Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Shanda Games Ltd
Entity Central Index Key	0001470157
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	GAME
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	440,313,944
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	97,518,374